CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 237,024	$ 258,518	$ 102,531
Employee benefit expenses and severance payments	(46,531)	(45,773)	(17,945)
Interconnection and transmission costs	(7,520)	(8,500)	(2,017)
Fees for services, maintenance, materials and supplies	(26,607)	(25,468)	(11,159)
Taxes and fees with the Regulatory Authority	(18,385)	(20,936)	(7,475)
Commissions and advertising	(14,612)	(17,245)	(5,678)
Cost of equipment and handsets	(10,749)	(14,871)	(758)
Programming and content costs	(18,031)	(18,700)	(14,024)
Bad debt expenses	(6,331)	(5,426)	(1,386)
Other operating expenses	(11,174)	(14,884)	(4,994)
Depreciation, amortization and impairment of fixed assets	(61,289)	(54,014)	(15,082)
Operating income	15,795	32,701	22,013
Earnings from associates	(187)	363	543
Debt financial expenses	(16,657)	(52,262)	(334)
Other financial results, net	11,331	23,348	1,431
Income before income tax (expense) benefit	10,282	4,150	23,653
Income tax (expense) benefit	(14,170)	4,366	(8,486)
Net (loss) income for the year	(3,888)	8,516	15,167
Attributable to:
Controlling Company	(4,396)	8,145	14,969
Non-controlling interest	$ 508	$ 371	$ 198
(Loss) earnings per share attributable to Controlling Company
Basic and diluted	$ (2.04)	$ 3.78	$ 12.64